Goodwill and intangible assets - Goodwill and Intangible assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	£ 8,061
Intangible assets and goodwill at end of period	8,239	£ 8,061
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	14,863	14,511
Additions	1,160	1,255
Disposals	(861)	(917)
Exchange and other movements	460	14
Intangible assets and goodwill at end of period	15,622	14,863
Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(6,802)	(6,563)
Disposals	861	917
Amortisation charge	(1,109)	(998)
Impairment charge	(18)	(127)
Exchange and other movements	(315)	(31)
Intangible assets and goodwill at end of period	(7,383)	(6,802)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	3,893
Intangible assets and goodwill at end of period	3,912	3,893
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	4,718	4,716
Additions	0	0
Disposals	0	0
Exchange and other movements	19	2
Intangible assets and goodwill at end of period	4,737	4,718
Goodwill | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(825)	(825)
Disposals	0	0
Amortisation charge	0	0
Impairment charge	0	0
Exchange and other movements	0	0
Intangible assets and goodwill at end of period	(825)	(825)
Software | Internally generated
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	3,296
Intangible assets and goodwill at end of period	3,432	3,296
Software | Internally generated | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	7,180	7,247
Additions	1,047	842
Disposals	(774)	(894)
Exchange and other movements	174	(15)
Intangible assets and goodwill at end of period	7,627	7,180
Software | Internally generated | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(3,884)	(3,779)
Disposals	774	894
Amortisation charge	(946)	(867)
Impairment charge	(18)	(127)
Exchange and other movements	(121)	(5)
Intangible assets and goodwill at end of period	(4,195)	(3,884)
Software | Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	262
Intangible assets and goodwill at end of period	235	262
Software | Other | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	626	639
Additions	18	6
Disposals	(36)	(15)
Exchange and other movements	12	(4)
Intangible assets and goodwill at end of period	620	626
Software | Other | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(364)	(328)
Disposals	36	15
Amortisation charge	(50)	(51)
Impairment charge	0	0
Exchange and other movements	(7)	0
Intangible assets and goodwill at end of period	(385)	(364)
Customer lists
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	131
Intangible assets and goodwill at end of period	179	131
Customer lists | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	1,431	1,419
Additions	76	0
Disposals	(12)	(5)
Exchange and other movements	159	17
Intangible assets and goodwill at end of period	1,654	1,431
Customer lists | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(1,300)	(1,252)
Disposals	12	5
Amortisation charge	(44)	(36)
Impairment charge	0	0
Exchange and other movements	(143)	(17)
Intangible assets and goodwill at end of period	(1,475)	(1,300)
Licences and other
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	479
Intangible assets and goodwill at end of period	481	479
Licences and other | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	908	490
Additions	19	407
Disposals	(39)	(3)
Exchange and other movements	96	14
Intangible assets and goodwill at end of period	984	908
Licences and other | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(429)	(379)
Disposals	39	3
Amortisation charge	(69)	(44)
Impairment charge	0	0
Exchange and other movements	(44)	(9)
Intangible assets and goodwill at end of period	£ (503)	£ (429)